Average Annual Total Returns - Class S - Thrivent Large Cap Value Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Value Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.69%	10.47%	10.10%	3.12%	9.11%	9.01%	3.88%	8.12%	8.12%	2.80%	9.74%	10.50%	1.36%	10.52%	10.74%